Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Grant Practices
The Compensation Committee seeks to approve annual grants of equity-based awards on or about the same time each year (generally in March for executive officers and June for non-employee
directors) and does not time equity grants to coincide with the release of material non-public
information. All grants of equity-based awards (including
off-cycle
awards) are approved by the Compensation Committee either at a meeting of the Compensation Committee or by unanimous written consent. In recent years, the Compensation Committee has adopted a practice of using a multi-day,
VWAP in order to calculate the number of equity-based awards to be made to our NEOs. The Compensation Committee believes that using a VWAP price, rather than a single-day
closing price, mitigates the impact that stock volatility could potentially have on the number of awards granted. Currently the Company’s equity-based program does not include grants of stock options. The exercise price per share of stock options granted in prior years is equal to the closing price of a share of Common Stock on the grant date.

Award Timing Predetermined	true
Award Timing, How MNPI Considered	The Compensation Committee seeks to approve annual grants of equity-based awards on or about the same time each year (generally in March for executive officers and June for non-employee
directors) and does not time equity grants to coincide with the release of material non-public
information.
MNPI Disclosure Timed for Compensation Value	false